Cover Page	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	VIMEO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-251656-01
Entity Tax Identification Number	85-4334195
Entity Address, Address Line One	555 West 18th Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	VMEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Central Index Key	0001837686
Amendment Flag	false
Entity Ex Transition Period	false